Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings "Compensation Actually Paid to CEO" and "Average Compensation Actually Paid for NEOs" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (10) below sets forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our CEO and our non-CEO NEOs along with total shareholder return, net income, and Operating EBITDA performance results for fiscal years 2020, 2021, 2022 and 2023:

Year	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO ($)		Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	Operating EBITDA (in 000s) (9) ($)
	Juan Carlos Bueno(1)	David Gandossi (1)	Juan Carlos Bueno(1)	David Gandossi (1)			Total Shareholder Return(8) ($)	Peer Group Total Shareholder Return(8) ($)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2023	3,174,950	N/A	2,052,731	N/A	1,063,027	809,823	100.06	107.36	(242,056)	17,462
2022	4,945,342	1,518,538	3,016,641	806,333	1,449,725	1,174,802	103.55	129.84	247,039	536,521
2021	-	3,152,658	-	2,194,616	1,374,929	1,065,747	104.19	132.54	170,988	478,782
2020	-	2,647,401	-	1,837,807	1,150,286	791,419	87.24	122.03	(17,235)	192,650

(1)
Mr. Gandossi stepped down as Chief Executive Officer and President on May 1, 2022 and retired as a director effective May 31, 2022. Mr. Bueno was appointed as Chief Executive Officer and President on May 1, 2022, and was elected as a director effective May 31, 2022. In connection with Mr. Bueno's appointment, he was provided with a one-time moving cost allowance and was granted: (i) 50,000 RSUs; (ii) 96,530 PSUs that have a performance period ending on December 31, 2023; and (iii) 96,530 PSUs that have a performance period ending on December 31, 2024. Such one-time RSU and PSU grants were made to attract Mr. Bueno as well as allow Mr. Bueno to enter into the same pay for performance cycle as our other NEOs. PSU grants for the CEO in 2023 have returned to previous levels.
(2)
The CEOs and NEOs in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Juan Carlos Bueno	Jimmy S.H. Lee, David Ure (to May 31, 2023), Richard Short (from June 1, 2023), Adolf Koppensteiner, Guy Arguin
2022	David Gandossi (to May 1, 2022) Juan Carlos Bueno (from May 1, 2022)	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Guy Arguin
2021	David Gandossi	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Wolfram Ridder
2020	David Gandossi	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Wolfram Ridder

(3)
Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for PSU awards (excluding TSR awards), closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price multiplied by the probability of achievement as of each such date, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.
(4)
2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (10) from Total Compensation reported in the Summary Compensation Table.
(5)
2022 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (10) from Total Compensation reported in the Summary Compensation Table.
(6)
2021 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (10) from Total Compensation reported in the Summary Compensation Table.
(7)
2020 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (10) from Total Compensation reported in the Summary Compensation Table.
(8)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Mercer International Inc. and the TSR Peer Group as set forth under the Fiscal 2023 Shareholder Returns section of this proxy. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, adjusted for stock splits and spinoffs, if such amount were invested by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.
(9)
EBITDA was selected as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric in our PSU Plans as well as being a performance metric in our Annual Incentive Plans.
(10)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2023	2023	2022			2021		2020
	CEO ($)	Average of NEOs ($)	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	3,174,950	1,063,027	1,518,538	4,945,342	1,449,725	3,152,658	1,374,929	2,647,401	1,150,286
Less, total fair value of stock and option awards reported in SCT	(1,441,904)	(339,825)	(314,028)	(3,757,708)	(454,575)	(1,375,183)	(415,925)	(1,299,232)	(372,768)
Plus, fair value (at end of fiscal year) of awards granted in 2023 fiscal year that are unvested and outstanding	704,167	196,417	159,817	1,829,007	231,345	702,051	212,336	990,495	284,187
Plus (less), change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(101,532)	(32,740)	(34,837)	-	(16,581)	(206,224)	(59,168)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2023 fiscal year	-	-	-	-	-	-	-	-	-
Plus (less), change in fair value (at vesting date) of prior year awards that vested in 2023 fiscal year	(365,506)	(85,803)	(53,421)	-	(15,096)	15,556	9,179	(46,132)	(23,167)
Plus (less), fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2023 fiscal year (i.e. forfeited)	82,556	8,748	(469,736)	-	(20,015)	(94,243)	(55,603)	(241,110)	(121,079)
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid ($)	2,052,731	809,823	806,333	3,016,641	1,174,802	2,194,616	1,065,747	1,837,807	791,419

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote
(1)
Mr. Gandossi stepped down as Chief Executive Officer and President on May 1, 2022 and retired as a director effective May 31, 2022. Mr. Bueno was appointed as Chief Executive Officer and President on May 1, 2022, and was elected as a director effective May 31, 2022. In connection with Mr. Bueno's appointment, he was provided with a one-time moving cost allowance and was granted: (i) 50,000 RSUs; (ii) 96,530 PSUs that have a performance period ending on December 31, 2023; and (iii) 96,530 PSUs that have a performance period ending on December 31, 2024. Such one-time RSU and PSU grants were made to attract Mr. Bueno as well as allow Mr. Bueno to enter into the same pay for performance cycle as our other NEOs. PSU grants for the CEO in 2023 have returned to previous levels.

Peer Group Issuers, Footnote
(8)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Mercer International Inc. and the TSR Peer Group as set forth under the Fiscal 2023 Shareholder Returns section of this proxy. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, adjusted for stock splits and spinoffs, if such amount were invested by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.

Adjustment To PEO Compensation, Footnote
(10)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2023	2023	2022			2021		2020
	CEO ($)	Average of NEOs ($)	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	3,174,950	1,063,027	1,518,538	4,945,342	1,449,725	3,152,658	1,374,929	2,647,401	1,150,286
Less, total fair value of stock and option awards reported in SCT	(1,441,904)	(339,825)	(314,028)	(3,757,708)	(454,575)	(1,375,183)	(415,925)	(1,299,232)	(372,768)
Plus, fair value (at end of fiscal year) of awards granted in 2023 fiscal year that are unvested and outstanding	704,167	196,417	159,817	1,829,007	231,345	702,051	212,336	990,495	284,187
Plus (less), change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(101,532)	(32,740)	(34,837)	-	(16,581)	(206,224)	(59,168)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2023 fiscal year	-	-	-	-	-	-	-	-	-
Plus (less), change in fair value (at vesting date) of prior year awards that vested in 2023 fiscal year	(365,506)	(85,803)	(53,421)	-	(15,096)	15,556	9,179	(46,132)	(23,167)
Plus (less), fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2023 fiscal year (i.e. forfeited)	82,556	8,748	(469,736)	-	(20,015)	(94,243)	(55,603)	(241,110)	(121,079)
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid ($)	2,052,731	809,823	806,333	3,016,641	1,174,802	2,194,616	1,065,747	1,837,807	791,419

Non-PEO NEO Average Total Compensation Amount	$ 1,063,027	$ 1,449,725	$ 1,374,929	$ 1,150,286
Non-PEO NEO Average Compensation Actually Paid Amount	$ 809,823	1,174,802	1,065,747	791,419
Adjustment to Non-PEO NEO Compensation Footnote
(10)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2023	2023	2022			2021		2020
	CEO ($)	Average of NEOs ($)	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	3,174,950	1,063,027	1,518,538	4,945,342	1,449,725	3,152,658	1,374,929	2,647,401	1,150,286
Less, total fair value of stock and option awards reported in SCT	(1,441,904)	(339,825)	(314,028)	(3,757,708)	(454,575)	(1,375,183)	(415,925)	(1,299,232)	(372,768)
Plus, fair value (at end of fiscal year) of awards granted in 2023 fiscal year that are unvested and outstanding	704,167	196,417	159,817	1,829,007	231,345	702,051	212,336	990,495	284,187
Plus (less), change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(101,532)	(32,740)	(34,837)	-	(16,581)	(206,224)	(59,168)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2023 fiscal year	-	-	-	-	-	-	-	-	-
Plus (less), change in fair value (at vesting date) of prior year awards that vested in 2023 fiscal year	(365,506)	(85,803)	(53,421)	-	(15,096)	15,556	9,179	(46,132)	(23,167)
Plus (less), fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2023 fiscal year (i.e. forfeited)	82,556	8,748	(469,736)	-	(20,015)	(94,243)	(55,603)	(241,110)	(121,079)
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid ($)	2,052,731	809,823	806,333	3,016,641	1,174,802	2,194,616	1,065,747	1,837,807	791,419

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List

Listed below are the financial and non-financial performance measures which we believe to be our most important measures to link compensation actually paid to our NEOs to Company performance, for fiscal 2023.

Measure	Explanation
Net Income	Net income in accordance with GAAP.
Operating EBITDA	A non-GAAP financial measure comprised of Net Income before Income tax provision, Interest expense, Other income and Depreciation and amortization.
Total Recordable Incident Rate (TRIR)	Total recordable incident rate; the rate of recordable workplace injuries per 200,000 working hours.
Return on Average Assets (ROAA)	Return on average assets; the ratio of Net income in accordance with GAAP to the average Total Assets of the Company in the year.
Revenues	Revenues for the year in accordance with GAAP.
Other

Other non-financial measures including advancement of strategic priorities related to acquisitions, capital expenditures, productivity, carbon emissions reduction, environmental performance, employee and community engagement and equity and diversity initiatives.

Total Shareholder Return Amount	$ 100.06	103.55	104.19	87.24
Peer Group Total Shareholder Return Amount	107.36	129.84	132.54	122.03
Net Income (Loss)	$ (242,056)	$ 247,039	$ 170,988	$ (17,235)
Company Selected Measure Amount	17,462,000	536,521,000	478,782,000	192,650,000
PEO Name	Juan Carlos Bueno	David Gandossi	David Gandossi	David Gandossi
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate (TRIR)
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Assets (ROAA)
Measure:: 5
Pay vs Performance Disclosure
Name	Revenues
Measure:: 6
Pay vs Performance Disclosure
Name	Other
Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (339,825)	$ (454,575)	$ (415,925)	$ (372,768)
Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2023 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,417	231,345	212,336	284,187
Plus (less), Change in Fair (at End of Fiscal Year) Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,740)	(16,581)	(59,168)	(126,039)
Plus (less), Change in Fair Value (at Vesting Date) of Prior Year Awards That Vested in 2023 Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,803)	(15,096)	9,179	(23,167)
Plus (less), Fair Value (at End of Prior Fiscal Year) of Prior Year Awards That Failed to Vest in 2023 Fiscal Year (i.e. Forfeited)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,748	(20,015)	(55,603)	(121,079)
Juan Carlos Bueno
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,174,950	4,945,342
PEO Actually Paid Compensation Amount	2,052,731	3,016,641
Juan Carlos Bueno | Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,904)	(3,757,708)
Juan Carlos Bueno | Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2023 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,167	1,829,007
Juan Carlos Bueno | Plus (less), Change in Fair (at End of Fiscal Year) Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,532)
Juan Carlos Bueno | Plus (less), Change in Fair Value (at Vesting Date) of Prior Year Awards That Vested in 2023 Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,506)
Juan Carlos Bueno | Plus (less), Fair Value (at End of Prior Fiscal Year) of Prior Year Awards That Failed to Vest in 2023 Fiscal Year (i.e. Forfeited)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 82,556
David Gandossi
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,518,538	3,152,658	2,647,401
PEO Actually Paid Compensation Amount		806,333	2,194,616	1,837,807
David Gandossi | Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(314,028)	(1,375,183)	(1,299,232)
David Gandossi | Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2023 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		159,817	702,051	990,495
David Gandossi | Plus (less), Change in Fair (at End of Fiscal Year) Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,837)	(206,224)	(213,615)
David Gandossi | Plus (less), Change in Fair Value (at Vesting Date) of Prior Year Awards That Vested in 2023 Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(53,421)	15,556	(46,132)
David Gandossi | Plus (less), Fair Value (at End of Prior Fiscal Year) of Prior Year Awards That Failed to Vest in 2023 Fiscal Year (i.e. Forfeited)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (469,736)	$ (94,243)	$ (241,110)